Fair Value Measurements (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Level	December 31, 2024
Asset:
Investments held in Trust Account – U.S. Treasury Securities	1	$251,756,198

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Level	September 30, 2025	December 31, 2024
Asset:
Investments held in Trust Account – U.S. Treasury Securities	1	$259,730,180	$251,756,198